CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Net sales:
Products	$ 164,968	$ 155,776	$ 300,669	$ 309,086
Services	199,337	183,869	377,007	347,325
Total net sales	364,305	339,645	677,676	656,411
Costs and expenses:
Products	117,123	106,684	218,018	220,133
Services	153,766	145,642	297,617	277,050
Selling, general and administrative	41,320	43,039	82,317	78,259
Restructuring costs	6,084		6,084
Research and development	7,098	8,072	12,920	12,968
Amortization of purchased intangibles	4,266	3,668	7,830	7,707
Total costs and expenses	329,657	307,105	624,786	596,117
Operating income	34,648	32,540	52,890	60,294
Other income (expense):
Interest and dividend income	312	964	749	1,726
Interest expense	(654)	(331)	(1,516)	(678)
Other income (expense) - net	(53)	122	49	1,045
Income before income taxes	34,253	33,295	52,172	62,387
Income taxes	7,043	9,847	12,443	18,200
Net income	27,210	23,448	39,729	44,187
Less noncontrolling interest in income of VIE	52	51	125	96
Net income attributable to Cubic	$ 27,158	$ 23,397	$ 39,604	$ 44,091
Net income per share attributable to Cubic
Basic (in dollars per share)	$ 1.02	$ 0.88	$ 1.48	$ 1.65
Diluted (in dollars per share)	$ 1.02	$ 0.88	$ 1.48	$ 1.65
Dividends per common share (in dollars per share)	$ 0.12	$ 0.12	$ 0.12	$ 0.12
Weighted average shares used in per share calculations:
Basic (in shares)	26,736	26,736	26,736	26,736
Diluted (in shares)	26,736	26,736	26,736	26,736